SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details Textual)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	9.00%	11.00%	3.00%